Borrowings - Long-Term Debt, Debt Issued (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
U.S dollar. fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 4,750	$ 5,500
U.S dollar. fixed-rate notes | Minimum
Notes Issued
Credit facility term	3 years	2 years
Coupon rate (as a percent)	4.65%	4.60%
U.S dollar. fixed-rate notes | Maximum
Notes Issued
Credit facility term	30 years	30 years
Coupon rate (as a percent)	5.70%	5.30%
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 3,600
Euro fixed-rate notes | Minimum
Notes Issued
Credit facility term	5 years
Coupon rate (as a percent)	2.90%
Euro fixed-rate notes | Maximum
Notes Issued
Credit facility term	20 years
Coupon rate (as a percent)	3.80%